OPERATING LEASE (Details Narrative)	9 Months Ended
	Apr. 30, 2023 USD ($)	Jan. 01, 2023 ft²
Operating Lease
Operating lease term		5 years
Area of land | ft²		1,625
Payments for rent	$ 4,062
Annual rate adjustment	3.00%
Operating lease expense	$ 17,255